Related Party Transactions (Details Textual) (USD $)			12 Months Ended
	Apr. 21, 2008	May 25, 2010 Third Amended Note [Member]	Dec. 31, 2012 Egt Entertainment Holding [Member]	Jun. 30, 2014 Egt Entertainment Holding [Member]	Jun. 30, 2014 Melco Services Limited [Member]	Dec. 31, 2013 Melco Services Limited [Member]	Jun. 30, 2014 Melco International Development Limited [Member]	Dec. 31, 2013 Melco International Development Limited [Member]	Jun. 30, 2014 Melco Crown Limited [Member]	Dec. 31, 2013 Melco Crown Limited [Member]	Jun. 30, 2014 MCE Leisure Philippines [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount	$ 15,000,000
Long-term Debt, Gross		6,200,000
Debt Instrument, Periodic Payment, Interest			$ 143,000
Business Acquisition, Percentage of Voting Interests Acquired				68.80%	38.10%	38.10%	33.60%	33.60%	90.00%	90.00%	100.00%